AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 12, 2000

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                  /X/
Pre-Effective Amendment No.                                             / /
                           -----
Post-Effective Amendment No.  21                                        /X/
                             ---
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                          /X/
Amendment No.  24                                                       /X/
               --
(Check appropriate box or boxes)

                                  E*TRADE FUNDS

               (Exact name of Registrant as specified in charter)

                               4500 Bohannon Drive
                              Menlo Park, CA 94025
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (650) 331-6000

                                   Amy Errett
                                  E*TRADE Funds
                               4500 Bohannon Drive
                              Menlo Park, CA 94025
                     (Name and address of agent for service)

                            Please send copies of all
communications to:

David A. Vaughan, Esq.                                      Amy Errett
Dechert Price & Rhoads                                      E*TRADE Funds
1775 Eye Street, NW                                         4500 Bohannon Drive
Washington, DC  20006                                       Menlo Park, CA 94025

     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


It is proposed that this filing will become effective (check appropriate box):

             Immediately upon filing pursuant to paragraph (b)
------------
             on (date) pursuant to paragraph (b)
------------
             60 days after filing pursuant to paragraph (a)(1)
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     X       75 days after filing pursuant to paragraph (a)(2) of Rule 485
------------

If appropriate, check the following box:

              This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                  E*TRADE FUNDS

                       E*TRADE FINANCIAL SECTOR INDEX FUND

                       Prospectus dated January ___, 2001

This Prospectus concisely sets forth information about the E*TRADE Financial Sector Index Fund ("Fund") that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of E*TRADE Funds.

Objectives, Goals and Principal Strategies.
The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks comprising the Dow Jones U.S. Financial Sector (DJFS) IndexSM. The Fund seeks to achieve its objective by investing in a representative sample of those securities comprising the DJFS Index.

Eligible Investors.
This Fund is designed and built specifically for on-line investors. In order to be a shareholder of the Fund, you need to have an account with E*TRADE Securities, Inc. ("E*TRADE Securities"). In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent or close your E*TRADE Securities account, the Fund will redeem all of your shares in your Fund account. The Fund is designed for long-term investors and the value of the Fund's shares will fluctuate over time. The Fund is a true no-load fund, which means you pay no sales charges or 12b-1 fees.

About E*TRADE.
E*TRADE Group, Inc. ("E*TRADE") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment advisor. E*TRADE, through its group companies, is a leader in providing secure online investing services. E*TRADE's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control, E*TRADE offers electronic access to your account virtually anywhere, at any time.

An investment in the Fund is:

o     not insured by the Federal Deposit Insurance Corporation;
o not a deposit or other obligation of, or guaranteed by, E*TRADE Bank and its affiliates; and
o     subject to investment risks, including loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                        Prospectus dated January __, 2001

                                TABLE OF CONTENTS





RISK/RETURN SUMMARY....................................................3


FEES AND EXPENSES......................................................5


INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS.....................6


FUND MANAGEMENT........................................................7


PRICING OF FUND SHARES.................................................8


HOW TO BUY, SELL AND EXCHANGE SHARES...................................8


DIVIDENDS AND OTHER DISTRIBUTIONS.....................................13


TAX CONSEQUENCES......................................................13

RISK/RETURN SUMMARY

This is a summary. You should read this section along with the rest of this Prospectus.

Investment Objectives/Goals

The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks comprising the DJFS Index.*

Principal Strategies

The Fund currently seeks to achieve its investment objective by investing in a representative sample of those securities comprising the DJFS Index. The Fund may, in the future, seek to achieve its investment objective by using a replication strategy to try to track the DJFS Index. The DJFS Index measures the performance of the financial economic sector of the U.S. public equity market. Component companies include major banks, regional banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations, and securities brokers.

The DJFS Index is a subset of the Dow Jones U.S. Total Market Index ("Total Market Index"). The DJFS Index is capitalization-weighted and includes only companies in the financial sector of the Total Market Index. The Total Market Index is comprised of all the companies in the Dow Jones Large Cap Index, Dow Jones Mid-Cap Index and Dow Jones Small-Cap Index. The Total Market Index measures the performance of the U.S. public equity broad markets and represents 95% of the market capitalization of listed U.S. equity securities. As of March 31, 2000 the Total Market Index consisted of 2,024 stocks.

The DJFS Index represents approximately 16% of the market capitalization of listed U.S. equities. As of March 31, 2000, the DJFS Index consisted of 344 stocks. The DJFS Index is made up of the stocks of those companies in the Total Market Index determined by Dow Jones to be in the financial sector.

Generally,  the Fund  attempts to be fully  invested at all times in  securities comprising the DJFS Index. The Fund also may invest up to 10% of its total assets in futures and options on stock index futures covered by liquid assets and in high-quality money market instruments to provide liquidity for redemptions.

Principal Risks

Stocks may rise and fall daily. The stocks in the DJFS Index represent a significant portion of the financial economic sector of the U.S. stock market. The DJFS Index may also rise and fall daily and perform differently than the broader market. As with any stock investment, the value of your investment in the Fund will fluctuate, meaning you could lose money.

* "Dow JonesSM" and "Dow Jones U.S. Financial Sector IndexSM" are service marks of Dow Jones & Company Inc. and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Fund. Please see the Statement of Additional Information.

There is no assurance that the Fund will achieve its investment objective. The DJFS Index may not appreciate, and could depreciate, while you are invested in the Fund, even if you are a long-term investor.

The Fund is non-diversified which means that the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the stocks of a single issuer or a limited number of issuers, the stocks of the Fund may be more sensitive to changes in market value of a single issuer or a limited number of issuers. Such a focused investment strategy may increase the volatility of the Fund's investment results because it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

The stocks of companies that comprise the DJFS Index are concentrated in the financial economic sector and one or more industries or groups of industries, and, therefore, the Fund's investments will likewise be concentrated. Greater risk and increased volatility is associated with investments in a single sector of the stock market (as opposed to investments in a broader range of industry sectors). The value of the Fund's shares in the financial economic sector may be especially sensitive to factors and risks that specifically affect the financial economic sector, and as a result, the Fund's share price may fluctuate more widely than the value of the shares of a mutual fund that invests in a broader range of industry sectors.

The financial economic sector is subject to extensive government regulation, can be subject to relatively rapid change due to increased blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, and price competition. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial economic sector.

The banking industry can also be significantly affected by legislation that has reduced the separation between commercial and investment banking businesses, changed the laws governing capitalization requirements and the savings and loan industry, and increased competition. In addition, the banking industry can be significantly affected by changes in general economic conditions and interest rates.

In seeking to match the performance of the DJFS Index, the Fund will also be limited as to its investments in other sectors of the U.S. stock market. As a result, whenever the financial economic sector of the U.S. stock market performs worse than other sectors, the Fund may underperform funds that have exposure to those sectors of the market. Likewise, whenever financial stocks fall behind other types of investments--bonds, for instance--the Fund's performance also will lag behind those investments.

The Fund cannot as a practical matter own all the stocks that make up the DJFS Index in perfect correlation to the DJFS Index itself. The use of futures and options on futures is intended to help the Fund better match the DJFS Index but that may not be the result. The value of an investment in the Fund depends to a great extent upon changes in market conditions. The Fund seeks to track the DJFS Index during down markets as well as during up markets.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shares of the Fund involve investment risks, including the possible loss of principal.

Performance

This Fund is expected to commence operations in January 2001. Therefore, the performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is new, and therefore, has no historical expense data. Thus, the numbers under the Annual Fund Operating Expenses below are estimates.


Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                    None
Maximum Deferred Sales Charge (Load)                                None
Maximum Sales Charge (Load) Imposed in Reinvested
Dividends and other Distributions                                   None
Redemption Fee (as a percentage of redemption                       1.00%
proceeds, payable only if shares are redeemed within four months of purchase)


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                     0.25%
Distribution (12b-1) Fees                                           None
Other Expenses (Administration)                                     0.70%*
Total Annual Fund Operating Expenses                                0.95%

* The administration fee is payable by the Fund to E*TRADE Asset Management, Inc. as the Fund's administrator.

You should also know that the Fund does not charge investors any account maintenance fees, account set-up fees, low balance fees, transaction fees or customer service fees. E*TRADE Securities charges $20 for wire transfers out of your E*TRADE Securities account. Also, transactions in Fund shares effected by speaking with an E*TRADE Securities representative are subject to a $15 fee. Transactions in Fund shares effected online are not subject to the $15 fee. You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year               3 years
$100                 $311


INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS

The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks comprising the DJFS Index. Although there is no current intention to do so, the Fund's investment objective may be changed without shareholder approval.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the DJFS Index is so concentrated.

Under normal market conditions, the Fund invests at least 90% of its total assets in the stocks of companies that comprise the DJFS Index. That portion of its assets is not actively managed but simply tries to match, before fees and expenses, the total return of the DJFS Index. The Fund attempts to achieve, in both rising and falling markets, a correlation of approximately 95% between the capitalization-weighted total return of its assets, before fees and expenses, and the DJFS Index. A 100% correlation would mean the total return of the Fund's assets would increase and decrease exactly the same as the DJFS Index. The Fund also may invest up to 10% of its total assets in futures and options on stock index futures and in high-quality money market instruments to provide liquidity for purposes such as to pay redemptions and fees.

As of March 31, 2000, the three largest stocks in the DJFS Index were Citigroup, Inc., American International Group and Morgan Stanley Dean Witter Discover & Company (which comprised 10.10%, 8.56% and 4.68%, respectively, of its market capitalization and its three largest industries (based on Bloomberg industry code classifications) were diversified financial services, banks and insurance (which comprised 35.81%, 34.80% and 21.27%, respectively, of its market capitalization). The Fund may not be permitted under applicable law to invest more than 5% of its total asset in any one financial services company.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund is managed by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible and before fees and expenses, the investment characteristics of the DJFS Index.

Like all stock funds, the Fund's net asset value ("NAV") will fluctuate with the value of its assets. The assets held by the Fund will fluctuate based on market and economic conditions, or other factors that affect particular companies or industry sectors, such as the financial economic sector.

The Fund's ability to match its investment performance to the investment performance of the DJFS Index may be affected by, among other things: the Fund's expenses; the amount of cash and cash equivalents held by the Fund's investment portfolio; the manner in which the total return of the DJFS Index is calculated; the timing, frequency and size of shareholder purchases and redemptions of the Fund, and the weighting of a particular stock in the DJFS Index. The Fund uses cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the stocks comprising the DJFS Index.

As do many index funds, the Fund also may invest in futures and options transactions and other derivative securities transactions to help minimize the gap in performance that naturally exists between any index fund and its index. This gap will occur mainly because, unlike the DJFS Index, the Fund incurs expenses and must keep a portion of its assets in cash for paying expenses and processing shareholders orders. By using futures, the Fund potentially can offset a portion of the gap attributable to its cash holdings. However, because some of the effect of expenses remains, the Fund's performance normally will be below that of the DJFS Index. The Fund uses futures contracts to gain exposure to the DJFS Index for its cash balances, which could cause the Fund to track the DJFS Index less closely if the futures contracts do not perform as expected.

FUND MANAGEMENT

Investment Advisor. Under an investment advisory agreement ("Investment Advisory Agreement") with the Fund, E*TRADE Asset Management, Inc. ("Investment Advisor"), a registered investment advisor, provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc. and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. The Investment Advisor commenced operating in February 1999. As of December ___, 2000, the Investment Advisor provided investment advisory services for over $___ million in assets.

Subject to general supervision of the E*TRADE Funds' Board of Trustees ("Board") and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment guidance, policy direction and monitoring of the Fund pursuant to the Investment Advisory Agreement. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to 0.25% of the Fund's average daily net assets.

The Investment Advisor and the Trust are seeking an exemptive order from the SEC that will permit the Investment Advisor, subject to approval by the Board, to retain sub-advisors that are unaffiliated with the Investment Advisor without approval by the Fund's shareholders. The Investment Advisor, subject to Board oversight, will continue to have the ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee sub-advisors and recommend their hiring, termination, and replacement. If granted, such relief would require shareholder notification in the event of any change in sub-advisers. There is no assurance the exemptive order will be granted.

The Investment Advisor has entered into a subadvisory agreement ("Subadvisory Agreement") with Barclays Global Fund Advisors ("BGFA") to delegate the day-to-day discretionary management of the Fund's assets. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. As of December __, 2000 Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $___ billion of assets. The Investment Advisor pays BGFA a fee out of its investment advisory fee at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million; 0.15% of daily net assets on amounts between $200 million and $500 million; and 0.12% of daily net assets on amounts above $500 million. [Additionally, BGFA is entitled to receive a minimum annual fee of $40,000]. BGFA is not compensated directly by the Fund. The Subadvisory Agreement may be terminated by the Board.


PRICING OF FUND SHARES

The Fund is a true no-load fund, which means you may buy or sell shares directly at the NAV next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. The Fund's investments are valued each day the NYSE is open for business as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time). The Fund reserves the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists. Shares will not be priced on the days on which the NYSE is closed for trading.

Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. The Fund's assets are valued generally by using available market quotations or at fair value as determined in good faith by the Board. Expenses are accrued daily and applied when determining the NAV.


HOW TO BUY, SELL AND EXCHANGE SHARES

This Fund is designed and built specifically for on-line investors. In order to become a shareholder of the Fund, you will need to have an E*TRADE Securities account. All shares must be held in an E*TRADE Securities account and cannot be transferred to the account of any other financial institution. However, shares held by qualified employee benefit plans may be held directly with E*TRADE Funds. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent, the Fund will redeem your position in the Fund, unless a new class of shares of the Fund has been formed for those shareholders who rescinded consent, reflecting the higher costs of paper-based information delivery. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically may experience adverse tax consequences.

E*TRADE Securities reserves the right to deliver paper-based documents in certain circumstances, at no cost to the investor. Shareholder information includes prospectuses, statements of additional information, financial reports, proxies, confirmations and statements.

In order to buy shares, you will need to: 1) open an E*TRADE Securities account;
2) deposit money in the account; and 3) execute an order to buy shares.

Step 1: How to Open an E*TRADE Securities Account

To open an E*TRADE Securities account, you must complete the application available through our Website (www.etrade.com). You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.

On-line. You can access E*TRADE Securities' online application through multiple electronic gateways, including the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. For more information on how to access E*TRADE Securities electronically, please refer to our online assistant E*STATION at www.etrade.com available 24 hours a day.

By Mail. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-786-2575. Complete and sign the application. Make your check or money order payable to E*TRADE Securities, Inc. Mail to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

Telephone. Request a new account kit by calling 1-800-786-2575. E*TRADE's customer service is available 24 hours, seven days a week.

STEP 2: Funding Your Account

By check or money order. Make your check or money order payable to E*TRADE Securities, Inc. and mail it to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

In Person. Investors may visit E*TRADE Securities' self-service center in Menlo Park, California at the address on the back cover page of this prospectus between 8:00 a.m. and 5:00 p.m. (pacific time). Customer service will only accept checks or money orders made payable to E*TRADE Securities, Inc.

Wire.  Send wired funds to:

The Bank of New York
48 Wall Street
New York, NY  10286

ABA  #021000018
FBO:  E*TRADE Securities, Inc.
A/C #8900346256 for further credit to (your name and account number).

After your account is opened, E*TRADE Securities will contact you with an account number so that you can immediately wire funds.

STEP 3: Execute an Order to Buy/Sell/Exchange Shares

Minimum Investment Requirements:

For your initial investment in the Fund                           $ 1,000

To buy additional shares of the Fund                              $   250

Continuing minimum investment*                                    $ 1,000

To invest in the Fund for your IRA, Roth IRA,
or one-person SEP account                                         $   250

To invest in the Fund for your Education IRA account              $   250

To invest in the Fund for your UGMA/UTMA account                  $   250

To invest in the Fund for your SIMPLE, SEP-IRA, Profit
Sharing or Money Purchase Pension Plan,
or 401(a) account                                                 $   250

* Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet the Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $1,000.

After your account is established you may use the methods described below to buy, sell or exchange shares. You can only sell funds that are held in your E*TRADE Securities account; that means you cannot "short" shares of the Fund.

If you are investing in the Fund for the first time, you can only buy Fund shares on-line. Because the Fund's NAV changes daily, your purchase price will be the next NAV determined after the Fund receives and accepts your purchase order.

You can access the money you have invested in the Fund at any time by selling some or all of your shares back to the Fund. Please note that the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. As soon as E*TRADE Securities receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.

On-line.   You  can  access   E*TRADE   Securities'   secure  trading  pages  at
www.etrade.com via the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy, sell or exchange order for shares in the Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your E*TRADE account. When you buy shares, you will be asked to: 1) affirm your consent to receive all Fund documentation electronically, 2) provide an e-mail address and 3) affirm that you have read the prospectus. The prospectus will be available for viewing and printing on our Website.

No information provided on the Website is incorporated by reference into this Prospectus, unless specifically noted in this Prospectus.

Our built-in verification system lets you double-check orders before they are sent to the markets, and you can change or cancel any unfilled order subject to prior execution.

If you are already a shareholder, you may call 1-800-STOCKS5 (1-800-786-2575) to sell shares by phone through an E*TRADE Securities broker for an additional $15 fee.

The Fund reserves the right to refuse a telephone redemption request if it believes it advisable to do so.

Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online by accessing our Website or use TELE*MASTER, E*TRADE Securities' automated telephone system, to effect such a transaction by calling 1-800-STOCKS1 (1-800-786-2571).

Signature Guarantee. For your protection, certain requests may require a signature guarantee.

A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

1. If you transfer the ownership of your account to another individual or organization.
2.    When you submit a written redemption for more than $25,000.
3. When you request that redemption proceeds be sent to a different name or address than is registered on your account.
4. If you add or change your name or add or remove an owner on your account.
5.    If you add or change the beneficiary on your transfer-on-death account.

For  other   registrations,   access  E*STATION  through  our  Website  or  call
1-800-786-2575 for instructions.

You will have to wait to redeem your shares until the funds you use to buy them have cleared (e.g., your check has cleared).

The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases, redemptions or exchanges can disrupt the Fund's investment program and increase costs. To discourage short-term trading, the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase.

Any redemption fees imposed will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the four month holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than four months, the fee will be assessed. The fee may apply to shares held through omnibus accounts or certain retirement plans.

The Fund may waive the redemption fee from time to time in its sole discretion. The Fund may also change the redemption fee and the period it applies for shares to be issued in the future.

Redemption In-Kind. The Fund reserves the right to honor any request for redemption or repurchases by making payment in whole or in part in readily marketable securities ("redemption in-kind"). These securities will be chosen by the Fund and valued as they are for purposes of computing the Fund's NAV. You may incur transaction expenses in converting these securities to cash.

Exchange. You may exchange your shares of the Fund for shares of another E*TRADE fund. An exchange is two transactions: a sale (or redemption) of shares of one fund and the purchase of shares of a different fund with the redemption proceeds. Exchange transactions generally may be effected on-line. If you are unable to make an exchange on-line for any reason (for example, due to Internet-related difficulties) exchanges by telephone will be made available. After we receive your exchange request, the Fund's transfer agent will simultaneously process exchange redemptions and exchange purchases at the share prices next determined, as further explained under "Pricing of Fund Shares." Shares still subject to a redemption fee will be assessed that fee if exchanged.

You must meet the minimum investment requirements for the E*TRADE fund into which you are exchanging or purchasing shares. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

Closing your account. If you close your E*TRADE Securities account, you will be required to redeem your shares in your Fund account.


DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to pay dividends from net investment income quarterly and distribute capital gains, if any, annually. The Fund may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the payment date.


TAX CONSEQUENCES

The Fund's total returns do not show the effects of income taxes on an individual's investment.

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

The Fund will distribute substantially all of its income and gains to its shareholders every year. If the Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from the Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If the Fund designates a dividend as a capital gain distribution, (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you hold them. For example, if you sold at a gain Fund shares that you had held for more than one year as a capital asset, then your gain would be taxed at the long-term capital gains tax rate.

The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


DOW JONES

"Dow JonesSM" and "Dow Jones Financial Sector IndexSM" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund, other than the licensing of the Dow Jones Financial Sector Index and its service marks for use in connection with the Fund.

"Dow JonesSM" and "Dow Jones Financial Sector IndexSM are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund, other than the licensing of the Dow Jones Financial Sector Index and its service marks for use in connection with the Fund.

Dow Jones does not:

|X|   Sponsor, endorse, sell or promote the Fund.
|X|   Recommend that any person invest in the Fund or any other securities.
|X| Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund.
|X| Have any responsibility or liability for the administration, management or marketing of the Fund.
|X| Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Dow Jones Financial Sector IndexSM or have any obligations to do so.



--------------------------------------------------------------------------------
Dow Jones disclaims any liability in connection with the Fund.  Specifically,

o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

o The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Dow Jones Financial Sector IndexSM and the data included in the Dow Jones Financial Sector IndexSM;

o The accuracy of completeness of the Dow Jones Financial Sector IndexSM and the data;

o The merchantability and the fitness for a particular purpose or use of the Dow Jones Financial Sector IndexSM;

o Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones Financial Sector IndexSM or its data;

o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.


The licensing agreement between Dow Jones and E*TRADE Asset Management with respect to the Fund is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.
--------------------------------------------------------------------------------

[Outside back cover page.]

The Statement of Additional Information for the Fund, dated January __, 2001 ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.

The SAI and the most recent annual and semi-annual reports (when available), may be obtained without charge at our Website (www.etrade.com). Information on the Website is not incorporated by reference into this Prospectus unless specifically noted. Shareholders will be notified when a prospectus, prospectus update, amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 202-942-8090 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov or copies can be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

E*TRADE Securities, Inc.
4500 Bohannon Drive
Menlo Park, CA 94025
Telephone:  (650) 331-6000
Toll-Free: (800) 786-2575
http://www.etrade.com



Investment Company Act No.: 811-09093

                                  E*TRADE Funds

                       E*TRADE FINANCIAL SECTOR INDEX FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED JANUARY __, 2001

This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectus dated January ___, 2001 (as amended from time to time) for the E*TRADE Financial Sector Index Fund ("Fund"), a separate series of E*TRADE Funds. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Fund's Prospectus.

To  obtain a free copy of the  Fund's  Prospectus  and the  Fund's  most  recent
shareholders   report  (when  available),   please  access  our  Website  online
(www.etrade.com) or call our toll-free number at (800) 786-2575. Other information on the Website is not incorporated by reference into this SAI. Only customers of E*TRADE Securities, Inc. who consent to receive all information about the Fund electronically may invest in the Fund.

                                TABLE OF CONTENTS

                                                                            Page

FUND HISTORY..................................................................3

THE FUND......................................................................3

INVESTMENT STRATEGIES AND RISKS...............................................3

FUND POLICIES................................................................11

TRUSTEES AND OFFICERS........................................................12

INVESTMENT MANAGEMENT........................................................17

SERVICE PROVIDERS............................................................19

PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION...............................20

ORGANIZATION, DIVIDEND AND VOTING RIGHTS.....................................21

SHAREHOLDER INFORMATION......................................................23

TAXATION.....................................................................23

UNDERWRITER..................................................................29

PERFORMANCE INFORMATION......................................................29

APPENDIX.....................................................................35

FUND HISTORY

The E*TRADE Financial Sector Index Fund (the "Fund") is a non-diversified series of E*TRADE Funds (the "Trust"). The Trust is organized as a Delaware business trust and was formed on November 4, 1998.

THE FUND

The Fund is classified as an open-end, management investment company. The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks comprising the Dow Jones U.S. Financial Sector (DJFS) IndexSM.* This investment objective is not fundamental and therefore, can be changed without approval of a majority (as defined in the Investment Company Act of 1940, as amended, and the rules thereunder ("1940 Act") of the Fund's outstanding voting interests.

INVESTMENT STRATEGIES AND RISKS

The following supplements the discussion in the Prospectus of the Fund's investment strategies, policies and risks. These investment strategies and policies may be changed without shareholder approval unless otherwise noted.

Index Funds. The net asset value of index funds and funds which are not actively managed, such as the Fund, may be disproportionately affected by, among other things, the following risks: short- and long-term changes in the characteristics of the companies whose securities make up the index; modifications in the criteria for companies selected to make up the index; suspension or termination of the operation of the index; and the activities of issuers whose market capitalization represents a disproportionate amount of the total market capitalization of the index.

Bank Obligations. The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Commercial Paper and Short-Term Corporate Debt Instruments. The Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. BGFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Fund will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. BGFA will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.

To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the attached Appendix.

Floating- and variable- rate obligations. The Fund may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

Foreign Securities. The DJFS Index may also include foreign companies with common shares listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ market system. Investments in stocks of foreign issuers may subject the Fund to additional investment risks that are different in some respects from those incurred by a fund that invests only in stocks of domestic issuers. Such risks include possible adverse political and economic developments, seizure or nationalization of foreign deposits or adoption of governmental restrictions which might adversely affect the value of the stocks of a foreign issuer to investors located outside the country of the issuer, whether from currency blockage or otherwise.

Forward commitments, when-issued purchases and delayed-delivery transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Fund will generally purchase securities with the intention of acquiring them, the Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate.

Certain of the securities in which the Fund may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Fund only will make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund currently does not intend on investing more than 5% of its assets in when-issued securities during the coming year. The Fund will establish a segregated account in which it will maintain cash or liquid securities in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Futures Contracts and Options Transactions. The Fund may use futures as a substitute for a comparable market position in the underlying securities.

Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If it is not possible, or if the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments on variation margin.

The Fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. Futures and options on the DJFS Index are not currently available and may not be liquid if they become available. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index on or before the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

The Fund's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit. Pursuant to regulations or published positions of the SEC, the Fund may be required to segregate liquid portfolio securities, including cash, in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

Future Developments. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide any appropriate additional disclosure in its Prospectus.

Investment company securities. The Fund may invest in securities issued by other open-end management investment companies which principally invest in securities of the type in which such Fund invests. Under the 1940 Act, a Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company and (iii) 10% of the Fund's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Fund may also purchase shares of exchange-listed closed-end funds.

Illiquid securities. To the extent that such investments are consistent with its investment objective, the Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the investment advisor or subadviser are of comparable quality to issuers of other permitted investments of the Fund may be used for letters of credit-backed investments.

Loans of portfolio securities. The Fund may lend securities from its portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund's total assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. In determining whether to lend a security to a particular broker, dealer or financial institution, the Fund's investment advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized and marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.

The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

Obligations of Foreign Governments, Banks and Corporations. The Fund may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by its investment adviser to be of comparable quality to the other obligations in which the Fund may invest.

To the extent that such investments are consistent with its investment objective, the Fund may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

The Fund may also invest a portion of its total assets in high quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

Repurchase Agreements. The Fund may enter into a repurchase agreement wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price.

The Fund may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. Repurchase agreements are considered loans by the Fund. All repurchase transactions must be collateralized.

In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund limits investments in repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Fund's advisor monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price.

Short-term instruments and temporary investments. The Fund may invest in high-quality money market instruments on an ongoing basis to provide liquidity or for temporary purposes when there is an unexpected level of shareholder purchases or redemptions. The instruments in which the Fund may invest include:
(i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by Fund's investment advisor; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

U.S. Government Obligations. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Unrated, Downgraded and Below Investment Grade Investments. The Fund may purchase instruments that are not rated if, in the opinion of its investment advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund provided that the amount of such securities held by the Fund does not exceed 5% of the Fund's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix to this SAI.

Because the Fund is not required to sell downgraded securities, the Fund could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or in unrated, low quality (below investment grade) securities. Although they may offer higher yields than do higher rated securities, low rated, and unrated, low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated, low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated, low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated, low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund held exclusively higher rated or higher quality securities.

Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated, low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Fund may incur additional expenses to seek recovery.

Warrants. To the extent that such investments are consistent with its investment objective, the Fund may invest up to 5% of its net assets in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Fund may only purchase warrants on securities in which the Fund may invest directly.

Securities Related Businesses. The 1940 Act limits the ability of the Fund to invest in securities issued by companies deriving more than 15% of their gross revenues from securities related activities ("financial companies"). If the DJFS Index provides a higher concentration in one or more financial companies, the Fund may experience increased tracking error due to the limitations on investments in such companies. The Fund may seek exemptive relief to invest beyond those limits. The Fund obtains various services, directly and indirectly, from companies in the financial economic sector including the brokers through which it executes trades. Shares of those companies may be included in the DJFS Index and thus owned by the Fund.

Portfolio Turnover Rate. The portfolio turnover rate for the Fund generally is not expected to exceed 50%. This portfolio turnover rate will not be a limiting factor when the investment advisor deems portfolio changes appropriate.

Index Changes. The stocks comprising the DJFS Index are changed from time to time. Announcements of those changes and related market activity may result in reduced returns or volatility for the Fund.

FUND POLICIES

Fundamental Investment Restrictions

The following are the Fund's fundamental investment restrictions which cannot be changed without shareholder approval by a vote of a majority of the outstanding shares of the Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

Unless indicated otherwise below, the Fund:

1. may not issue senior securities, except as permitted under the 1940 Act and as interpreted and modified by regulatory authority having jurisdiction, from time to time;

2. may not borrow money, except as permitted under the 1940 Act and as interpreted and modified by regulatory authority having jurisdiction, from time to time;

3. may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

4. may not concentrate its investments in a particular industry, as that term is used in the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities (or repurchase agreements thereto); or (ii) any particular industry or group of closely related industries to the extent that the companies whose stocks comprise the DJFS Index, or another index if that is the objective of the Fund to track, before fees and expenses, belong to a particular industry or group of closely related industries;

5. may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

6. may not purchase physical commodities or contracts relating to physical commodities; and

7. may not make loans, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


Non-Fundamental Operating Restrictions

The following are the Fund's non-fundamental operating restrictions, which may be changed by the Fund's Board of Trustees without shareholder approval.

Unless indicated otherwise below, the Fund:

1. may not pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;

2. may not purchase securities of other investment companies, except to the extent permitted under the 1940 Act;

3. may not invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act; and

4. may, notwithstanding any fundamental or non-fundamental policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially similar investment objectives and policies or investment objectives and policies consistent with those of the Fund.

TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. Trustees and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each "interested or affiliated person," as defined in the 1940 Act, is indicated by an asterisk (*):


Name, Address,     Position(s) Held     Principal Occupation(s) During the
and Age             with the Fund       Past 5 Years

*Leonard C. Purkis (51)  Trustee        Mr.  Purkis is chief  financial  officer
4500 Bohannon Drive,                    and 4500 Bohannon Drive,  Menlo Park, CA
Menlo Park, CA 94025                    executive  vice president of finance and
                                        administration   of  E*TRADE Group, Inc.
                                        He    previously     served   as   chief
                                        financial officer for Iomega Corporation
                                        (Hardware  Manufacturer)  from  1995  to
                                        1998. Prior to joining Iomega, he served
                                        in numerous  senior  level  domestic and
                                        international   finance   positions  for
                                        General    Electric    Co.    and    its
                                        subsidiaries,   culminating  his  career
                                        there as senior vice president, finance, for GE Capital Fleet Services (Financial
                                        Sector).


*Shelly J. Meyers(40)(1) Trustee        Ms.   Meyers  is  the   Manager,   Chief
4500 Bohannon Drive,                    Executive   Officer,   Chief   Financial
Menlo Park, CA 94025                    Officer  and  founder of Meyers  Capital
                                        Management,   a  registered   investment
                                        adviser  formed in January 1996. She has
                                        also managed the Meyers Pride Value Fund
                                        since June 1996.  Prior to that, she was
                                        employed  by The  Boston  Company  Asset
                                        Management,   Inc.  as  Assistant   Vice
                                        President  of  its  Institutional  Asset
                                        Management  group.

Ashley T. Rabun (47)   Trustee          Ms.  Rabun is the Founder and Chief 4500
4500 Bohannon Drive,                    Bohannon Drive, Menlo Park, CA Executive
Menlo Park, CA 94025                    Officer of InvestorReach (which 94025 is
                                        a  consulting   firm   specializing   in
                                        marketing and distribution strategies for financial services companies formed in October 1996). From 1992 to 1996, she was a partner and President of Nicholas
                                        Applegate Mutual Funds, a division of Nicholas Applegate Capital Management.

 Steven Grenadier (35)   Trustee        Mr. Grenadier is an Associate  Professor
 4500 Bohannon Drive,                   of  Finance  at the  Graduate  School of
 Menlo Park, CA 94025                   Business at Stanford  University,  where
                                        he has been employed as a professor since 1992.


 George J. Rebhan (65)    Trustee       Mr.  Rebhan  has been a Trustee  for the
 4500 Bohannon Drive,                   Trust    For     Investment     Managers
 Menlo Park, CA 94025                   (investment  company)  since  August 30,
                                        1999.  Mr.  Rebhan  retired in  December
                                        1993, and prior to that he was President of Hotchkis and Wiley Funds (investment company) from 1985 to 1993.

 *Amy J. Errett (42)      President     Ms. Errett is President of E*TRADE Asset
 4500 Bohannon Drive,                   Management,   Inc.  She  joined  E*TRADE
 Menlo Park, CA 94025                   Asset  Management,  Inc.  in March 2000.
                                        Prior to that,  Ms. Errett was Chairman,
                                        Chief Executive Officer, and founder of Spectrem Group, a financial services consulting firm since 1990.

*Liat Rorer (40)       Vice President   Ms.   Rorer   is   Vice   President   of
4500 Bohannon Drive                     Operations,  E*TRADE  Asset  Management,
Menlo Park, CA 94025                    Inc. She joined E*TRADE Securities, Inc.
                                        in 1999.  Prior to that Ms. Rorer worked
                                        as a senior  consultant for the Spectrem
                                        Group,  (financial services  consulting)
                                        beginning  in 1998.  From  1996 to 1998,
                                        she was a marketing  Vice  President for
                                        Charles    Schwab's    Retirement   Plan
                                        Services,  and  prior  to that  she held
                                        positions in Fidelity's Retail Services,
                                        Legal   and    Institutional    Services
                                        Departments.

*Dianne Dubois (40)   Vice President    Ms.   Dubois  is  Vice   President   and
4500 Bohannon Drive   Treasurer         Treasurer of E*TRADE  Asset  Management.
Menlo Park, CA 94025                    Ms.  Dubois  joined  E*TRADE  in January
                                        2000. From 1998 to 1999, she served as a
                                        Vice   President  of  Finance  at  PIMCO
                                        Advisors L.P; and prior to that she held
                                        senior financial  planning  positions at
                                        Wellpoint  Health   Networks,   and  the
                                        Disney Corporation.

*Ulla Tarstrup (33)   Vice President    Ms.  Tarstrup  joined  E*TRADE in August
4500 Bohannon Drive                     1998.  Prior  to  that,  she  worked  in
Menlo Park, CA 94025                    Franklin     Resources'     legal    and
                                        administration  department  from 1994 to
                                        1998.

*Jay Gould (45)       Secretary         Mr. Gould is Secretary of E*TRADE  Asset
4500 Bohannon Drive                     Management.  From  February  to December
Menlo Park, CA 94025                    1999, he served as the Vice President of
                                        Transamerica and prior to that he worked
                                        at  Bank   of   America   (banking   and
                                        financial services) from 1994.

(1) Ms. Meyers may be considered an "interested person," but she is not an "affiliated person," as defined in the 1940 Act.

Beginning July 1, 2000, each non-affiliated Trustee, received from the Trust an annual fee (payable quarterly) of $18,000 plus an additional fee of: (i) $4,500 for each regularly scheduled or special Board meeting attended; and (ii) $2,000 for each Audit Committee meeting attended. Previously, the Trust paid each non-affiliated Trustee a fee of $1,500 per Board meeting for the Fund. It is estimated that the new compensation schedule will result in lower compensation per Trustee than that which would have been paid under the prior compensation schedule. In addition, the Trust reimburses each of the non-affiliated Trustees for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. The following table provides an estimate of each Trustee's compensation received from the Trust for the current fiscal year ending December 31, 2000 and the total compensation received from the Trust for the fiscal year ended December 31, 1999:

Compensation Table

--------------------------- --------------------    ----------------------------

Name of Person, Position            Aggregate       Total Compensation from the
                               Compensation from      Trust Paid to Trustees 2
                                   the Trust 1
--------------------------- ---------------------    ---------------------------
Leonard C. Purkis, Trustee            None                       None
Shelly J. Meyers, Trustee 3         $48,000                    $22,500
Ashley T. Rabun, Trustee            $57,000                    $22,500
Steven Grenadier, Trustee           $57,000                    $22,500
George J. Rebhan, Trustee           $57,000                      -0-

         No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of the Fund's expenses.

------------

(1) This amount represents the estimated aggregate amount of compensation paid by the Trust to each non-affiliated Trustee for service on the Board of Trustees for the fiscal year ending December 31, 2000. The estimate is based on the prior compensation schedule in effect until July 1, 2000 and the current compensation schedule thereafter, both of which are described above.

(2) This amount represents the actual amount paid in 1999. The Trust consists of ten series, eight of which were in operations in 2000. There are no other funds in the Fund Complex.

(3) Ms. Meyers may be considered an "interested person," but she is not an "affiliated person," as defined in the 1940 Act and is compensated by the Trust for serving as Trustee.

Code of Ethics: Pursuant to Rule 17j-1 under the 1940 Act, E*TRADE Funds has adopted a code of ethics. The Fund's investment advisor, subadvisor and principal underwriter have also adopted codes of ethics under Rule 17j-1. Each code of ethics permits personal trading by covered personnel, including securities that may be purchased or held by the Fund, subject to certain reporting requirements and restrictions.

Control Persons and Principal Holders of Securities

A Shareholder that owns 25% or more of the Fund's voting securities is in control of the Fund on matters submitted to a vote of shareholders. To satisfy regulatory requirements and for compliance purposes, as of January ___, 2001, E*TRADE Asset Management, Inc. owned 100% of the Fund's outstanding shares. There are no other shareholders holding 25% or more. E*TRADE Asset Management, Inc., the Fund's investment advisor, is a Delaware corporation and is wholly owned by E*TRADE Group, Inc. Its address is 4500 Bohannon Drive, Menlo Park, CA 94025.

INVESTMENT MANAGEMENT

Investment Advisor. Under an investment advisory agreement ("Investment Advisory Agreement") with the Fund, E*TRADE Asset Management, Inc. ("E*TRADE Asset Management" or "Investment Advisor"), a registered investment adviser, provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc. and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. The Investment Advisor commenced operating in February 1999. As of December __, 2000, Investment Advisor provided investment advisory services for over $____ million in assets.

Subject to the general supervision of the E*TRADE Funds' Trust's Board of Trustees and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment management guidance, policy direction and monitoring of the Fund and any sub-advisers pursuant to an investment advisory agreement. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to 0.25% of the Fund's average daily net assets. The Investment Advisor retains a portion of that fee not paid to BGFA, as described below.

The Investment Advisor and the Trust are seeking an exemptive order from the SEC that will permit the Investment Advisor, subject to approval by the Board, to retain sub-advisers that are unaffiliated with the Investment Advisor without approval by the Fund's shareholders. The Investment Advisor, subject to Board oversight, has the ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee Sub-advisors and recommend their hiring, termination, and replacement. If granted, such relief would require shareholder notification in the event of any change in sub-advisers. There is no assurance the exemptive order will be granted.

Sub-Advisor to the Fund. The Investment Advisor has entered into a sub-advisory agreement ("Sub-Advisory Agreement") with Barclays Global Fund Advisors ("BGFA"). BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. As of December __, 2000 Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $___ billion of assets.

Under the Sub-Advisory Agreement, BGFA is responsible for the day-to-day management of the Fund's assets pursuant to the Fund's investment objective and restrictions. For its services, BGFA receives a fee from the Investment Advisor at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million; 0.15% of daily net assets on amounts between $200 million and $500 million; and 0.12% of daily net assets on amounts above $500 million. [Additionally, Barclays is entitled to receive a minimum annual fee of $40,000]. The Sub-Advisory Agreement is subject to the same Board of Trustee approval, oversight and renewal as the Investment Advisory Agreement.

BGFA has agreed to provide to the Fund, among other things, analysis and statistical and economic data and information concerning the compilation of the DJFS Index, including portfolio composition.

Both the Investment Advisory Agreement and the Sub-Advisory Agreement will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Fund's Board of Trustees and (ii) by a majority of the Trustees of the Fund who are not parties to the Investment Advisory Agreement or the Sub-Advisory Agreement or affiliates of any such party. Both the Investment Advisory Agreement and the Sub-Advisory Agreement may be terminated on 60 days' written notice any such party and will terminate automatically if assigned.

Asset allocation, index and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by the Fund and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

SERVICE PROVIDERS

Principal Underwriter. E*TRADE Securities, Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, is the Fund's principal underwriter. The underwriter is a wholly owned subsidiary of E*TRADE Group, Inc.

Administrator of the Fund. E*TRADE Asset Management, the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator,
E*TRADE Asset Management provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. E*TRADE Asset Management also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an administrative services agreement with the Fund, E*TRADE Asset Management receives a fee equal to 0.70% of the average daily net assets of the Fund. E*TRADE Asset Management is responsible under that agreement for all expenses otherwise payable by the Fund, other than the advisory fees (including subadvisory fees), E*TRADE Asset Management's compensation pursuant to the administrative services agreement and any expenses of any "master" fund in which the Fund may invest.

Custodian, Fund Accounting Services Agent and Sub-administrator. PFPC Trust Company ("PFPC Trust"), 400 Bellevue Parkway, Wilmington, DE 19809, serves as custodian of the assets of the Fund. As a result, PFPC Trust has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund. The custodian has no responsibility for any of the investment policies or decisions of the Fund. PFPC, Inc. ("PFPC"), an affiliate of PFPC Trust, also acts as the Fund's Accounting Services Agent. PFPC Trust also serves as the Fund's sub-administrator, under an agreement among PFPC Trust, the Trust and E*TRADE Asset Management, providing management reporting and treasury administration and financial reporting to Fund Management and the Fund's Board of Trustees and preparing income tax provisions and tax returns. PFPC Trust and PFPC are compensated for their services by E*TRADE Asset Management.

Transfer Agent and Dividend Disbursing Agent. PFPC, 400 Bellevue Parkway, Wilmington, DE 19809, also acts as transfer agent and dividend-disbursing agent for the Fund.

Retail Shareholder Servicing Agent. Under a Retail Shareholder Servicing Agreement with E*TRADE Securities and E*TRADE Asset Management, E*TRADE Securities, 4500 Bohannon Drive, Menlo Park, CA 94025, acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Securities provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. Such services include: (i) providing to an approved shareholder mailing agent for the purpose of providing certain Fund-related materials the names and contact information of all shareholders; (ii) delivering current Fund prospectuses, statements of additional information, annual and other periodic reports upon shareholder requests; (iii) delivering statements to shareholders on a monthly basis; (iv) producing and providing confirmation statements reflecting purchases and redemptions; (v) answering shareholder inquiries regarding, among other things, share prices, account balances, dividend amounts and dividend payment dates; (vi) communicating purchase, redemption and exchange orders reflecting orders received from shareholders;
(vii) preparing and filing with the appropriate governmental agencies returns and reports required to be reported for dividends and other distributions made, amounts withheld on dividends and other distributions and payments under applicable federal and state laws, rules and regulations, and, as required, gross proceeds of sales transactions; and (viii) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law.

Independent Accountants. Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, CA 90071-3462, acts as independent accountants for the Fund.

Legal Counsel. Dechert Price & Rhoads, 1775 Eye Street N.W., Washington, DC 20006-2401, acts as legal counsel for the Fund.


PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION

The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Pursuant to the Sub-Advisory Agreement and subject to policies established by the Fund's Board of Trustees, BGFA, as sub-advisor, is responsible for the Fund's investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that BGFA manages, and for which they have brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for the Fund and other accounts managed by BGFA, BGFA undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Fund, BGFA and their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Except in the case of equity securities purchased by the Fund, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions.

Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of BGFA or Barclays. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Fund, BGFA is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that BGFA seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While BGFA generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Fund's Board.

Certain of the brokers or dealers with whom the Fund may transact business offer commission rebates to the Fund. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.

Because of the Fund's investments in the DJFS Index, the Fund is likely to purchase the securities of dealers utilized by the Fund to execute its transactions in portfolio securities. These purchases will be made consistent with the Fund's objective of investing in a representative sample of the securities comprising the DJFS Index.

ORGANIZATION, DIVIDEND AND VOTING RIGHTS

The Fund is a non-diversified series of E*TRADE Funds (the "Trust"), an open-end investment company, organized as a Delaware business trust on November 4, 1998. The Trust may issue additional series and classes.

All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Trust have no preemptive, conversion, or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

All shares of the Trust have equal voting rights. Approval by the shareholders of a fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Fund represents an equal proportional interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

Under Delaware law, the shareholders of the Fund are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states or jurisdictions. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states or jurisdictions, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a series of the Trust. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

The Fund only recently commenced operations. Like any venture, there can be no assurance that the Fund as an enterprise will be successful or will continue to operate indefinitely.

SHAREHOLDER INFORMATION

Shares are sold through E*TRADE Securities.

Pricing of Fund Shares and Fund Assets. The net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except on national holidays observed by the NYSE. Assets in which the Fund invests may trade and fluctuate in value after the close and before the opening of the NYSE.

Investments are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. If there is no sale that day then the value will be based on the most recent bid prices. Other securities that are traded on the OTC markets are priced using NASDAQ (National Association of Securities Dealers Automated Quotations), which provides information on bid and asked prices quoted by major dealers in such stocks at a price that is the mean between the closing bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board. Puts, calls and futures contracts purchased and held by the Fund are valued at the close of the securities or commodities exchanges on which they are traded. Redeemable securities purchased by the Fund issued by a registered open-end investment company are valued at their net asset value per share.

Telephone and Internet Redemption Privileges. The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

Retirement Plans. You can find information about the retirement plans offered by E*TRADE Securities by accessing our Website. You may fill out an IRA application online or request our IRA application kit by mail.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Fund. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

Distributions. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Foreign Taxes. The Fund may be subject to certain taxes imposed by the countries in which it invests or operates. If the Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund's shareholders. For any year for which the Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. In any year in which it elects to "pass through" foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund's taxable year of the amount of such taxes and the sources of its income.

Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities may have to be treated as derived from U.S. sources and certain currency fluctuation gains, including Section 988 gains (defined below), may have to be treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be applied to offset no more than 90% of the alternative minimum tax imposed on corporations and individuals.

The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

Dispositions. Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for not more than one year. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

Backup Withholding. The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Section 988 Gains or Losses. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

Passive Foreign Investment Companies. The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

UNDERWRITER

Distribution of Securities. Under a Distribution Agreement with the Fund ("Distribution Agreement"), E*TRADE Securities Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, acts as underwriter of the Fund's shares. The Fund pays no compensation to E*TRADE Securities, Inc. for its distribution services. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares.

The Fund is a no-load fund, therefore investors pay no sales charges when buying, exchanging or selling shares of the Fund. The Distribution Agreement further provides that the Distributor will bear any costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is a wholly owned subsidiary of E*TRADE Group, Inc. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.

PERFORMANCE INFORMATION

The Fund may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, the Investment Advisor may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of the Fund. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Fund's performance.

Average Annual Total Return. The Fund's average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $1,000

T = average annual total return

N = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

Total Return. Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $1,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Cumulative Total Return. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Distribution Rate. The distribution rate for the Fund would be computed, according to a non-standardized formula by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.

Yield. The yield would be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

YIELD = 2[(a-b+1)(To the power of 6)-1],
           ---
            cd

where:

a = dividends and interest earned during the period;
b = expenses accrued for the period (net of reimbursements);
c = the average daily number of shares outstanding during the period that were entitled to receive dividends;
d = the maximum offering price per share on the last day of the period.

The net investment income of a Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in a Fund's net investment income.

Performance Comparisons:

Certificates of Deposit. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

Money Market Funds. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

Lipper Analytical Services, Inc. ("Lipper") and Other Independent Ranking Organizations. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that the Fund may purchase and the investments measured by the indices.

Historic data on the DJFS Index may be used to promote the Fund. The historical DJFS Index data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Fund, during the periods shown.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Portfolio Characteristics. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

Measures of Volatility and Relative Performance. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:

         Standard deviation = the square root of  S(xi - xm)2
                                                   ----------
                                                      n-1

Where:     S = "the sum of",

         xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

Dow Jones

The Fund relies on a license related to the Dow Jones Financial Sector Index. In the absence of the license, the Fund may not be able to pursue its investment objective. Although not currently anticipated, the license can be terminated. "Dow JonesSM" and "Dow Jones Financial Sector IndexSM are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund, other than the licensing of the Dow Jones Financial Sector Index and its service marks for use in connection with the Fund.

Dow Jones does not:

|X|   Sponsor,  endorse, sell or promote the Fund.

|X|   Recommend that any person invest in the Fund or any other securities.

|X| Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund.

|X| Have any responsibility or liability for the administration, management or marketing of the Fund.

|X| Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Dow Jones Financial Sector IndexSM or have any obligations to do so.

-------------------------------------------------------------------------------
Dow Jones disclaims any liability in connection with the Fund.  Specifically,

o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

    o The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Dow Jones Financial Sector IndexSM and the data included in the Dow Jones Financial Sector IndexSM;

    o The accuracy of completeness of the Dow Jones Financial Sector IndexSM and the data;

    o The merchantability and the fitness for a particular purpose or use of the Dow Jones Financial Sector IndexSM;

o Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones Financial Sector IndexSM or its data;

o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between Dow Jones and E*TRADE Asset Management with respect to the Fund is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

--------------------------------------------------------------------------------

APPENDIX

Description of certain ratings assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Inc. and IBCA Limited ("IBCA"):

S&P

Bond Ratings

"AAA"

         Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA"

         Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A"

         Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

"BBB"

         Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

"BB, B, CCC, CC or C"

         Bonds rated "BB, B, CCC, CC or C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

"C1"

         Bonds rated "C1" is reserved for income bonds on which no interest is being paid.

"D"

         Bonds rated "D" are in default and payment of interest and/or payment of principal is in arrears.

         S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Rating

         The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

Bond Ratings

"Aaa"

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa"

         Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

"A"

         Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba"

         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B"

         Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa"

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca"

         Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

"C"

         Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies the numerical modifiers "1", "2" and "3" to show relative standing within the major rating categories, except in the "Aaa" category. The modifier "1" indicates a ranking for the security in the higher end of a rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of a rating category.

Commercial Paper Rating

         The rating ("P-1") Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers of "P-1" paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers (or relating supporting institutions) rated ("P-2") Prime-2 have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Bond Ratings

         The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

"AAA"

         Bonds rated "AAA" are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA"

         Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated "F-1+".

"A"

         Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB"

         Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

"F-1+"

         Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1"

         Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

"F-2"

         Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

Duff

Bond Ratings

"AAA"

         Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA"

         Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A"

         Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB"

         Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

         Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Rating

         The rating "Duff-1" is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated "Duff-2" is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

IBCA

Bond and Long-Term Ratings

         Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

Commercial Paper and Short-Term Ratings

         The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

International and U.S. Bank Ratings

         An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

4500 Bohannon Drive
Menlo Park, CA 94025
Telephone: (650) 331-6000
Toll-Free: (800) 786-2575

Internet:         http://www.etrade.com

                                     PART C:

                                OTHER INFORMATION

Item 23.  Exhibits

(a)(i)         Certificate of Trust.1

(a)(ii)        Trust Instrument.1

(a)(iii)       Amendment No. 1 to the Trust Instrument.

(b)            By-laws.2

(b)(i)         Amendment No. 1 to the By-laws.

(c) Certificates for Shares will not be issued. Articles II, VII, IX and X of the Trust Instrument, previously filed as exhibit
               (a)(ii), define the rights of holders of the Shares.1

(d)(i) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(d)(ii) Form of Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, and E*TRADE International Index Fund.3

(d)(iii) Form of Amendment No. 1 to Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE International Index Fund.7

(d)(iv) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Technology Index Fund.3

(d)(v)         Form of  Investment  Subadvisory  Agreement  among  E*TRADE Asset
               Management,   Inc.,   Barclays   Global  Fund  Advisors  and  the
               Registrant with respect to the E*TRADE Technology Index Fund.3

(d)(vi) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE E-Commerce Index Fund.5

(d)(vii)       Form of  Investment  Subadvisory  Agreement  among  E*TRADE Asset
               Management,   Inc.,   Barclays   Global  Fund  Advisors  and  the
               Registrant with respect to the E*TRADE E-Commerce Index Fund.5

(d)(viii) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Global Titans Index Fund.7

(d)(ix) Form of Investment Subadvisory Agreement among E*TRADE Asset Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Global Titans Index Fund.7

(d)(x) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Premier Money Market Fund.7

(d)(xi) Form of Amendment No. 2 to the Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Russell 2000 Index Fund.

(d)(xii) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Financial Sector Index Fund.

(d)(xiii) Form of Investment Subadvisory Agreement among E*TRADE Asset Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Financial Sector Index Fund.

(e)(i)         Form of Underwriting  Agreement between E*TRADE Securities,  Inc.
               and the  Registrant  with  respect to the  E*TRADE  S&P 500 Index
               Fund.2

(e)(ii) Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, and E*TRADE E-Commerce Index Fund.3

(e)(iii) Form of Amendment No. 1 to the Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Global Titans Index Fund and E*TRADE Premier Money Fund.7

(e)(iv) Form of Amendment No. 2 to the Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.

(e)(v) Form of Amendment No. 3 to the Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.

(f)            Bonus or Profit Sharing Contracts: Not applicable.

(g)(i) Form of Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to the E*TRADE S&P 500 Index Fund.2

(g)(ii) Form of Amendment No. 1 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, and E*TRADE International Index Fund.3

(g)(iii) Form of Amendment No. 2 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Premier Money Market Fund.7

(g)(iv) Form of Custodian Services Agreement between Registrant and PFPC Trust Company with respect to the E*TRADE Technology Index Fund and E*TRADE E-Commerce Index Fund.3

(g)(v) Form of Amended Exhibit A to the Custodian Services Agreement between Registrant and PFPC Trust Company with respect to the E*TRADE Global Titans Index Fund.7

(g)(vi) Form of Amended Exhibit A to the Custodian Services Agreement between Registrant and PFPC Trust Company with respect to the E*TRADE Financial Sector Index Fund.

(g)(vii) Form of Amendment No. 3 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Russell 2000 Index Fund.

(h)(1)(i) Form of Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund.2

(h)(1)(ii) Form of Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, and E*TRADE Bond Index Fund.3

(h)(1)(iii) Form of Amended and Restated to the Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, and E*TRADE International Index Fund.7

(h)(1)(iv) Form of Amendment No. 1 to the Amended and Restated Third Party Feeder Agreement among the Registrant, E*TRADE Securities Inc., and Master Investment Portfolio with respect to E*TRADE Premier Money Market Fund.7

(h)(1)(v) Form of Amendment No. 2 to the Amended and Restated Third Party Feeder Agreement among the Registrant, E*TRADE Securities Inc., and Master Investment Portfolio with respect to E*TRADE Russell 2000 Index Fund.

(h)(2)(i) Form of Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE S&P 500 Index Fund.2

(h)(2)(ii) Form of Amendment No. 1 to the Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, and E*TRADE E-Commerce Index Fund.3

(h)(2)(iii) Form of the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, E*TRADE E-Commerce Index Fund.7

(h)(2)(iv) Form of Amendment No. 1 to the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.7

(h)(2)(v) Form of Waiver and Modification to the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc with respect to E*TRADE Global Titans Index Fund.9

(h)(2)(vi) Form of Amended Exhibit A to the Waiver and Modification to the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE Premier Money Market Fund.10

(h)(2)(vii) Form of Amended Exhibit A to the Waiver and Modification to the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, and E*TRADE E-Commerce Index Fund.11

(h)(2)(viii)   Form of  Second  Amended  and  Restated  Administrative  Services
               Agreement  between the Registrant  and E*TRADE Asset  Management,
               Inc. with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended
               Market Index Fund,  E*TRADE Bond Index Fund,  E*TRADE  Technology
               Index Fund, E*TRADE  International Index Fund, E*TRADE E-Commerce
               Index Fund,  E*TRADE Global Titans Index Fund and E*TRADE Premier
               Money Market Fund.

(h)(2)(ix) Form of Amendment No. 1 to the Second Amended and Restated Administrative Services Agreement between the Registrant and
               E*TRADE Asset Management, Inc. with respect to the E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.

(h)(3)(i)      Form  of   Sub-Administration   Agreement   among  E*TRADE  Asset
               Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE S&P 500 Index Fund.4

(h)(3)(ii) Form of Amendment No. 1 to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE International Index Fund.3

(h)(3)(iii) Form of Amendment No. 2 to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Premier Money Market Fund.7

(h)(3)(iv) Form of Amendment No. 3 to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Russell 2000 Index Fund.

(h)(4) Form of Sub-Administration and Accounting Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to the E*TRADE Technology Index Fund.3

(h)(4)(i)      Exhibit  A to  the  Sub-Administration  and  Accounting  Services
               Agreement between E*TRADE Funds and PFPC, Inc. with respect to the E*TRADE E-Commerce Index Fund.5

(h)(4)(ii)     Form  of  Amended  Exhibit  A  to  the   Sub-Administration   and
               Accounting Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to the E*TRADE Global Titans Index Fund.7

(h)(4)(iii)    Form  of  Amended  Exhibit  A  to  the   Sub-Administration   and
               Accounting Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to the E*TRADE Financial Sector Index Fund.

(h)(5)(i) Form of Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(h)(5)(ii) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, and E*TRADE E-Commerce Index Fund.3

(h)(5)(iii) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.7

(h)(5)(iv) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.

(h)(6)(i) Form of Retail Shareholder Services Agreement among E*TRADE Securities, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE S&P 500 Index Fund.4

(h)(6)(ii) Form of Amendment No. 1 to the Retail Shareholder Services Agreement among E*TRADE Securities, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, and E*TRADE E-Commerce Index Fund.3

(h)(6)(iii) Form of Amendment No. 2 to the Retail Shareholder Services Agreement among E*TRADE Securities, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.7

(h)(6)(iv) Form of Amendment No. 3 to the Retail Shareholder Services Agreement among E*TRADE Securities, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.

(h)(7) State Securities Compliance Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, and E*TRADE E-Commerce Index Fund.3

(h)(7)(i) Form of Amended Exhibit A to the State Securities Compliance Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.7

(h)(7)(ii) Form of Amended Exhibit A to the State Securities Compliance Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.

(i)(1) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE S&P 500 Index Fund.2

(i)(2) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE Technology Index Fund.3

(i)(3) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE E-Commerce Index Fund.5

(i)(4) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE International Index Fund.6

(i)(5) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE Premier Money Market Fund.7

(i)(6) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE Global Titans Index Fund.8

(i)(7) Opinion and Consent of Dechert Price & Rhoads, dated April 28, 2000 with respect to the E*TRADE S&P 500 Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Bond Index Fund and the E*TRADE International Index Fund.11

(i)(8) Opinion and Consent of Dechert Price & Rhoads, dated April 28, 2000 with respect to the E*TRADE Technology Index Fund and the E*TRADE E-Commerce Index Fund.11

(i)(9) Opinion and Consent of Dechert Price & Rhoads, dated _________ with respect to the E*TRADE Russell 2000 Index Fund and the E*TRADE Financial Sector Index Fund.12

(j)            Consent of Deloitte & Touche LLP: Not Applicable

(k)            Omitted Financial Statements: Not applicable.

(l) Form of Subscription Letter Agreements between E*TRADE Asset Management, Inc. and the Registrant.2

(m)            Rule 12b-1 Plan: Not applicable.

(n)            Rule 18f-3 Plan: Not applicable.

(p)(1)         Form of Code of Ethics of the Registrant.10

(p)(2)         Form of Code of Ethics of E*TRADE Asset Management, Inc.10

(p)(3)         Form of Code of Ethics of E*TRADE Securities, Inc.10

(p)(4)         Form of Code of Ethics of the Master Investment Portfolio.10

(p)(5)         Form of Code of Ethics of Barclays Global Funds Advisors.

(p)(6)         Form of Code of Ethics for Stephens, Inc.10

*         Form of Power of Attorney for the Registrant.7

**        Form of Power of Attorney for the Master Investment Portfolio.2

** Form of Power of Attorney for the Master Investment Portfolio on behalf of Leo Soong.10

*** Power of Attorney and Secretary's Certificate of Registrant for signature on behalf of Registrant.4

****      Power of Attorney for the Registrant on behalf of Amy J. Errett.10

*****     Power of Attorney for the Registrant on behalf of Dianne Dubois.

-----------------------

1 Incorporated by reference from the Registrant's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission ("SEC") on November 5, 1998.

2 Incorporated by reference from the Registrant's Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the SEC on January 28, 1999.

3 Incorporated by reference from the Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed with the SEC on August 11, 1999.

4 Incorporated by reference from the Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed with the SEC on October 8, 1999.

5 Incorporated by reference from the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed with the SEC on October 20, 1999.

6 Incorporated by reference from the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed with the SEC on October 20, 1999.

7 Incorporated by reference from the Registrant's Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed with the SEC on February 3, 2000.

8 Incorporated by reference from the Registrant's Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed with the SEC on February 3, 2000.

9 Incorporated by reference from the Registrant's Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed with the SEC on February 16, 2000.

10 Incorporated by reference from the Registrant's Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed with the SEC on March 27, 2000.

11 Incorporated by reference from the Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed with the SEC on April 28, 2000.

12 To be filed by amendment.


Item 24.  Persons Controlled by or Under Common Control With Registrant

     E*TRADE Asset Management, Inc. ("E*TRADE Asset Management") (a Delaware corporation), may own more than 25% of one or more series of the Registrant, as described in the Statement of Additional Information, and thus may be deemed to control that series. E*TRADE Asset Management is a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group") (a Delaware corporation). Other companies of which E*TRADE Group owns greater than 25% include: E*TRADE Securities, Inc., Clearstation, Inc. Sharedata, Inc., Confluent, Inc., OptionsLink, TIR (Holdings) Limited, E*TRADE Bank and E*Offering Corp.

Item 25.  Indemnification

     Reference is made to Article X of the Registrant's Trust Instrument.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Adviser

     E*TRADE Asset Management, Inc. (the "Investment Advisor") is a Delaware corporation that offers investment advisory services. The Investment Advisor's offices are located at 4500 Bohannon Drive, Menlo Park, CA 94025. The directors and officers of the Investment Advisor and their business and other connections are as follows:

Directors and
Officers of         Title/Status with        Other Business
Investment Adviser  Investment Adviser       Connections
------------------  -------------------      -----------------------------------

Amy J. Errett       President                Chief Asset Gathering Officer,
                                             E*TRADE Group, Inc.  Formerly
                                             Chairman and CEO of Spectrem Group
                                             from 1990 to 2000.

Dianne Dubois       Vice President           Vice President, E*TRADE
                    and Treasurer            Securities, Inc.  Formerly Vice
                                             President of PIMCO Advisors L.P.
                                             from 1998 to 1999.

Liat Rorer          Vice President           Vice President E*TRADE Securities,
                                             Inc.  Formerly Senior Consultant
                                             at Spectrem Group from 1998 to
                                             2000.

Mindy Posoff        Vice President           Vice President, E*TRADE
                                             Securities, Inc.  Formerly with
                                             Credit Suisse First Boston from
                                             1986 to 1999.

Jay Gould           Secretary                Assistant General Counsel, E*TRADE
                                             Group, Inc.  Formerly Vice
                                             President of Transamerica from
                                             February 1999 to December 1999,
                                             and Senior Associate, Bank of
                                             America from 1994 to January 1999.

     Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), is the sub-advisor for the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund and E*TRADE Financial Sector Index Fund. BGFA is a registered investment adviser to certain open-end, management investment companies and various other institutional investors. The directors and officers of the sub-advisor and their business and other connections are as follows:

Name and
Position at BGFA        Other Business Connections
-------------------     --------------------------------------------------------

Patricia Dunn           Director of BGFA and Co-Chairman and Director of BGI, 45
Director                Freemont Street, San Francisco, CA  94105

Lawrence G. Tint,       Chairman of the Board of Directors of BGFA and Chief
Chairman and Director   Executive Officer of BGI, 45 Fremont Street, San
                        Francisco

Geoffrey Fletcher,      Chief Financial Officer of BGFA and BGI since May 1997,
Chief Financial         45 Fremont Street, San Francisco, CA 94150 Managing
Officer                 Director and Principal Accounting Officer at Bankers
                        Trust Company from 1988 - 1997, 505 Market Street, San
                        Francisco, CA  94111


Item 27.  Principal Underwriters

(a) E*TRADE Securities, Inc. (the "Distributor") serves as Distributor of Shares of the Trust. The Distributor is a wholly owned subsidiary of E*TRADE Group, Inc.

(b)  The officers and directors of E*TRADE Securities, Inc. are:

Name and Principal           Positions and Offices       Positions and Offices
Business Address*            with Underwriter            with Registrant
------------------           ---------------------       ---------------------

Jarrett Lilian               Director and President               None

Charles Nalbone              Director and Vice President          None

Susan T. White               Director                             None

Connie M. Dotson             Corporate Secretary                  None

* The business address of all officers of the Distributor is 4500 Bohannon Drive, Menlo Park, CA 94025.

Item 28.  Location of Accounts and Records

     The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained in the physical possession of:

     (1) E*TRADE Asset Management, Inc., the Registrant's investment advisor, is located at 4500 Bohannon Drive, Menlo Park, CA 94025;

     (2) Investors Bank & Trust Company, the Registrant's custodian, accounting services agent and sub-administrator with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE International Index Fund, E*TRADE Premier Money Market Fund and E*TRADE Russell 2000 Index Fund is located at 200 Clarendon Street, Boston, MA 02111;

     (3) PFPC Inc., the Registrant's transfer agent and dividend disbursing agent, is located at 400 Bellevue Parkway, Wilmington, DE 19809;

     (4) PFPC Trust Company, the Registrant's custodian, accounting services agent and sub-administrator with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund and E*TRADE Financial Sector Index Fund is located at 8800 Tinicum Blvd., Philadelphia, PA 19153; and

     (5) Barclays Global Fund Advisors, the Master Portfolio's investment advisor and sub-advisor with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund and E*TRADE Financial Sector Index Fund , is located at 45 Fremont Street, San Francisco, CA 94105.

Item 29.  Management Services

     Not applicable

Item 30.  Undertakings

     Not applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington in the District of Columbia on the 12th day of October, 2000.

                                             E*TRADE FUNDS (Registrant)
                                             By: *
                                                 -------------------------------
                                             Name:    Amy J. Errett
                                             Title:   President

         Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                          Title                             Date
---------------------              -----                             ----

  /s/
---------------------
Dianne Dubois              Vice President & Treasurer        October 12, 2000
                           (Principal Financial and
                           Accounting Officer)

  *
---------------------
Amy J. Errett              President (Principal Executive    October 12, 2000
                           Officer)

  *                        Trustee                           October 12, 2000
---------------------
Leonard C. Purkis


---------------------
Shelly J. Meyers           Trustee                           October 12, 2000

  *
---------------------
Ashley T. Rabun            Trustee                           October 12, 2000

  *
---------------------
Steven Grenadier           Trustee                           October 12, 2000


---------------------
George J. Rebhan           Trustee                           October 12, 2000

*By   /s/
   ------------------
David A. Vaughan
Attorney-In-Fact

                                  EXHIBIT LIST

                                    Exhibit

                                No. DESCRIPTION

(a)(iii)       Amendment No. 1 to the Trust Instrument.

(b)(i)         Amendment No. 1 to the By-laws.

(d)(xi) Form of Amendment No. 2 to the Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Russell 2000 Index Fund.

(d)(xii) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Financial Sector Index Fund.

(d)(xiii) Form of Investment Subadvisory Agreement among E*TRADE Asset Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Financial Sector Index Fund.

(e)(iv) Form of Amendment No. 2 to the Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.

(e)(v) Form of Amendment No. 3 to the Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.

(g)(vi) Form of Amended Exhibit A to the Custodian Services Agreement between Registrant and PFPC Trust Company with respect to the E*TRADE Financial Sector Index Fund.

(g)(vii) Form of Amendment No. 3 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Russell 2000 Index Fund.

(h)(1)(v) Form of Amendment No. 2 to the Amended and Restated Third Party Feeder Agreement among the Registrant, E*TRADE Securities Inc., and Master Investment Portfolio with respect to E*TRADE Russell 2000 Index Fund.

(h)(2)(viii)   Form of  Second  Amended  and  Restated  Administrative  Services
               Agreement  between the Registrant  and E*TRADE Asset  Management,
               Inc. with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended
               Market Index Fund,  E*TRADE Bond Index Fund,  E*TRADE  Technology
               Index Fund, E*TRADE  International Index Fund, E*TRADE E-Commerce
               Index Fund,  E*TRADE Global Titans Index Fund and E*TRADE Premier
               Money Market Fund.

(h)(2)(ix) Form of Amendment No. 1 to the Second Amended and Restated Administrative Services Agreement between the Registrant and
               E*TRADE Asset Management, Inc. with respect to the E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.

(h)(3)(iv) Form of Amendment No. 3 to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Russell 2000 Index Fund.

(h)(4)(iii)    Form  of  Amended  Exhibit  A  to  the   Sub-Administration   and
               Accounting
              Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to the E*TRADE Financial Sector Index Fund.

(h)(5)(iv) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.

(h)(6)(iv) Form of Amendment No. 3 to the Retail Shareholder Services Agreement among E*TRADE Securities, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.

(h)(7)(ii) Form of Amended Exhibit A to the State Securities Compliance Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.

(p)(5)         Form of Code of Ethics of Barclays Global Fund Advisors.

*****          Power of Attorney for the Registrant on behalf of Dianne Dubois.